Related Party Transactions (Details) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2024	Jan. 31, 2023	Apr. 30, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Oct. 31, 2023
Related Party Transactions [Line Items]
Interest expense				$ 14,944	$ 504
Accrued interest payable				15,341	507
Operating lease liabilities				1,243,293	1,020,512
Operating lease right-of-use assets				1,213,030	983,097
Office and Warehouse [Member] | Monthly Rent One [Member]
Related Party Transactions [Line Items]
Payment for rent	$ 1,564
Office and Warehouse [Member] | Monthly Rent Two [Member]
Related Party Transactions [Line Items]
Payment for rent	$ 2,812
Office and Warehouse [Member]
Related Party Transactions [Line Items]
Operating lease term	2 years		2 years
Payment for rent						$ 216,831	$ 216,831
Office and Warehouse [Member] | Monthly Rent Three [Member]
Related Party Transactions [Line Items]
Payment for rent	$ 5,460
Office and Warehouse [Member] | Monthly Rent Four [Member]
Related Party Transactions [Line Items]
Payment for rent	$ 2,812
Office and Warehouse [Member] | Mr. Danny Tze Ching Wong [Member]
Related Party Transactions [Line Items]
Ownership percentage			99.90%
Office and Warehouse [Member] | Charm Vision Holdings Limited [Member]
Related Party Transactions [Line Items]
Operating lease liabilities				12,589	159,090
Operating lease right-of-use assets				11,927	155,058
Office and Warehouse [Member] | Everlink Enterprises Limited [Member]
Related Party Transactions [Line Items]
Operating lease term	2 years							2 years
Payment for rent						143,192	62,972
Operating lease liabilities				2,879	105,063
Operating lease right-of-use assets				2,728	102,399
Office and Warehouse [Member] | Everlink Enterprises Limited [Member] | Monthly Rent One [Member]
Related Party Transactions [Line Items]
Payment for rent	$ 5,460
Office and Warehouse [Member] | Everlink Enterprises Limited [Member] | Monthly Rent Two [Member]
Related Party Transactions [Line Items]
Payment for rent	1,399
Office and Warehouse [Member] | Everlink Enterprises Limited [Member] | Monthly Rent Three [Member]
Related Party Transactions [Line Items]
Payment for rent	$ 1,494
Carpark Lease [Member]
Related Party Transactions [Line Items]
Ownership percentage		99.90%
Operating lease term	2 years	2 years
Payment for rent	$ 718					$ 12,308	$ 3,077
Carpark Lease [Member] | Mr. Danny Tze Ching Wong [Member]
Related Party Transactions [Line Items]
Operating lease liabilities					9,031
Operating lease right-of-use assets					$ 8,801
Related Party [Member]
Related Party Transactions [Line Items]
Loan term				12 months	12 months
Interest rate				4.00%
Rental income				$ 64,103	$ 64,103